Electronics Fund Expense Example - Investor Class and Class H [Member] - Electronics Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 141
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,709
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	$ 1,994